EQUITY (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 05, 2017	Dec. 07, 2016	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Proceeds from issuance of common stock for cash						$ 19,580,651
Stock-based compensation expense			$ 73,377	$ 629,286	$ 877,751	1,293,932
Stock Option [Member]
Intrinsic value of outstanding options			0		0
Stock-based compensation expense			73,377		790,643	1,293,932
Unrecognized compensation cost			$ 212,631		$ 286,008
Unrecognized compensation cost recognize period			8 months 16 days
Weighted average remaining term - options			3 years 9 months 7 days		4 years 7 days
Restricted Stock [Member]
Stock-based compensation expense			$ 0		$ 145,301	818,231
Warrants [Member]
Common stock purchase warrants shares of common stock, shares	14,175,059
Exercise price of warrants	$ 1.00
Expiration period of warrants	5 years
Intrinsic value of warrants			$ 0
Weighted average contractual term - warrants			3 years 2 months 12 days		3 years 8 months 12 days
Warrants [Member] | Stock Compensation [Member]
Stock-based compensation expense			$ 0		$ 87,108	$ 0
Series A Warrants [Member]
Common stock purchase warrants shares of common stock, shares		1,942,501
Exercise price of warrants		$ 2.75
Expiration period of warrants		5 years
Series B Warrants [Member]
Common stock purchase warrants shares of common stock, shares		3,885,000
Common Stock [Member]
Common stock issued for cash, stock options exercises, issuance of restricted stock and acquisition of assets					270,000	24,135,032
Common stock issued for registered offering, shares	20,250,032	3,885,000			270,000
Proceeds from issuance of common stock for cash	$ 12,700,000	$ 6,800,000